ACQUISITION OF COMERCIALIZADORA MEXMAKEN, S.A. DE C.V. (Schedule of Assets Acquired and Liabilities Assumed) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Apr. 03, 2018
Assets acquired:
Amounts receivable and prepaid expenses	$ 371,013	$ 234,091
Intangible assets	$ 1,357,658	$ 1,602,728
Comercializadora Mexmaken SA De CV [Member]
Acquisition-date fair value of total consideration transferred [abstract]
Fair value of common shares issued			$ 1,312,500
Total consideration			1,312,500
Assets acquired:
Cash			18,436
Amounts receivable and prepaid expenses			20,463
Construction in progress			91,339
Furniture and equipment			2,741
Intangible assets			428,000
Goodwill			1,315,258
Less: liabilities assumed
Accounts payable			(356,404)
Deferred income tax liability			(61,500)
Net assets of Mexmaken			1,458,333
Net assets attributed to non-controlling interest			(145,833)
Net assets acquired			$ 1,312,500